Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

June 5, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds (the “Trust”)
(File Nos. 033-73404 and 811-08236)

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, we certify that:

a.        the form of the Trust’s Prospectus and Statement of Additional Information for Class K shares and Class I shares of the Trust’s Small Cap Core Fund, U.S. Quality ESG Fund and Global Sustainability Index Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in PostEffective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A; and

b.        The text of Post-Effective Amendment 159 to the Trust’s registration statement was filed with the Commission electronically via EDGAR on May 29, 2020 (Accession No. 0001193125-20-155442) with an effective date of June 1, 2020.

Questions and comments may be directed to the undersigned at (215) 988-3328.

Sincerely yours,

  /s/ Andrew E. Seaberg

Andrew E. Seaberg

Enclosures

cc:	Jose J. Del Real, Esq.
Kevin P. O’Rourke
Veena K. Jain, Esq.
Diana E. McCarthy, Esq.